CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]		Additional Paid-in Capital [Member]	Statutory Reserves [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total Hollysys Automation Technologies Ltd. Stockholders' Equity [Member]	Non-controlling Interest [Member]
Balance at Jun. 30, 2015	$ 585,385	$ 58		$ 192,768	$ 30,248	$ 318,441	$ 37,585	$ 579,100	$ 6,285
Balance (in shares) at Jun. 30, 2015		58,358,521
Share-based compensation	3,860	$ 0		3,860	0	0	0	3,860	0
Issuance of ordinary shares upon exercise of options	5,441	$ 1	[1]	5,440	0	0	0	5,441	0
Issuance of ordinary shares upon exercise of options (in shares)		612,000
Issuance of Incentive Shares and Premium Shares for Bond Group	13,336	$ 1	[1]	13,335	0	0	0	13,336	0
Issuance of Incentive Shares and Premium Shares for Bond Group (in shares)		627,578
Net income for the year	123,504	$ 0		0	0	118,471	0	118,471	5,033
Appropriations to statutory reserves	0	0		0	6,285	(6,285)	0	0	0
Translation adjustments	(48,841)	0		0	0	0	(46,052)	(46,052)	(2,789)
Balance at Jun. 30, 2016	682,685	$ 60		215,403	36,533	430,627	(8,467)	674,156	8,529
Balance (in shares) at Jun. 30, 2016		59,598,099
Share-based compensation	464	$ 0		464	0	0	0	464	0
Issuance of ordinary shares upon exercise of options	6,322	$ 0		6,322	0	0	0	6,322	0
Issuance of ordinary shares upon exercise of options (in shares)		744,000
Net income for the year	68,969	$ 0		0	0	68,944	0	68,944	25
Appropriations to statutory reserves	0	0		0	4,993	(4,993)	0	0	0
Dividend paid	(11,975)	0		0	0	(11,975)	0	(11,975)	0
Deconsolidation of a subsidiary	(8,497)	0		0	(396)	396	0	0	(8,497)
Translation adjustments	(14,428)	0		0	0	0	(14,392)	(14,392)	(36)
Balance at Jun. 30, 2017	723,540	$ 60		222,189	41,130	482,999	(22,859)	723,519	21
Balance (in shares) at Jun. 30, 2017		60,342,099
Share-based compensation	1,207	$ 0		1,207	0	0	0	1,207	0
Net income for the year	107,437	0		0	0	107,161	0	107,161	276
Appropriations to statutory reserves	0	0		0	4,840	(4,840)	0	0	0
Dividend paid	(7,241)	0		0	0	(7,241)	0	(7,241)	0
Translation adjustments	17,410	0		0	0	0	17,406	17,406	4
Balance at Jun. 30, 2018	$ 842,353	$ 60		$ 223,396	$ 45,970	$ 578,079	$ (5,453)	$ 842,052	$ 301
Balance (in shares) at Jun. 30, 2018		60,342,099

[1]	The share capital increase for the issuance of ordinary shares upon exercise of options, restricted share and Incentive and Premium Shares for Bond are less than $1.